Average Annual Total Returns - Institutional Shares			12 Months Ended	60 Months Ended	81 Months Ended
		May 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			18.26%	7.62%	13.67%
Performance Inception Date		Mar. 29, 2019
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.87%	6.96%	13.15%
Performance Inception Date		Mar. 29, 2019
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.80%	5.89%	11.11%
Performance Inception Date		Mar. 29, 2019
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		21.09%	12.15%	13.36%
Performance Inception Date		Mar. 29, 2019
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.88%	14.42%	15.75%
Performance Inception Date		Mar. 29, 2019

[1]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only.
[2]	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees and expenses, whereas the Fund’s returns are shown net of fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[3]	The S&P 500® Index is market-cap weighted index of 500 leading U.S. companies covering approximately 80% of available market capitalization and is widely regarded as the best single gauge of large-cap U.S. equities.